Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2014	2,960,999	(773,611)	2,187,388
Depreciation	-	(99,515)	(99,515)
Vessel acquisitions and other vessels’ costs	28,984	-	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820
Depreciation	-	(93,961)	(93,961)
Other vessels’ costs	2,758	-	2,758
Disposals	(6,156)	3,189	(2,967)
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650
Depreciation	-	(90,917)	(90,917)
Other vessels’ costs	2,792	-	2,792
Disposals	(12,228)	4,249	(7,979)
Transfer to vessel held for sale	(55,043)	11,944	(43,099)
Sale and leaseback (Note 11)	(196,676)	19,514	(177,162)
Balance, December 31, 2016	2,688,887	(1,000,602)	1,688,285